Supplement, dated May 15, 2006, to the
                        Prospectus, dated October 3, 2005
                                       for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                          (collectively, the "Series")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Series' Prospectus (non-Class I shares).

The following information supersedes and replaces the fees and expenses tables in respect of each Fund of the Series, which are contained under the caption "The Funds - Fees and Expenses of the Funds," beginning on page 7 of the
Prospectus:

TargETFund 2025 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses                                        Class A     Class B     Class C     Class D     Class R
----------------------------------------------------------------------------------------------------------------
Management Fees                                            0.50%       0.50%       0.50%       0.50%       0.50%
Distribution and/or service (12b-1) fee                    0.25        1.00        1.00        1.00        0.50
Other expenses(2)                                          1.90        1.90        1.90        1.90        1.90
---------------------------------------------------------------------------------------------------------------
Total gross operating expenses(1)                          2.65        3.40        3.40        3.40        2.90

(1) Less: Fee waiver and/or expense reimbursement         (1.67)      (1.67)      (1.67)      (1.67)      (1.67)
---------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or
expense reimbursement)                                     0.98%       1.73%       1.73%       1.73%       1.23%
---------------------------------------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.23% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.75% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.26%. In connection with the reduced Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

TargETFund 2015 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses                                        Class A     Class B     Class C     Class D     Class R
----------------------------------------------------------------------------------------------------------------
Management Fees                                            0.50%       0.50%       0.50%       0.50%       0.50%
Distribution and/or service (12b-1) fee                    0.25        1.00        1.00        1.00        0.50
Other expenses(2)                                          1.82        1.82        1.82        1.82        1.82
---------------------------------------------------------------------------------------------------------------
Total gross operating expenses(1)                          2.57        3.32        3.32        3.32        2.82

(1) Less: Fee waiver and/or expense reimbursement         (1.59)      (1.59)      (1.59)      (1.59)      (1.59)
---------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or
expense reimbursement)                                     0.98%       1.73%       1.73%       1.73%       1.23%
---------------------------------------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.23% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.75% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.22%. In connection with the reduced Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

TargETFund Core Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses                                        Class A     Class B     Class C     Class D     Class R
----------------------------------------------------------------------------------------------------------------
Management Fees                                            0.50%       0.50%       0.50%       0.50%       0.50%
Distribution and/or service (12b-1) fee                    0.25        1.00        1.00        1.00        0.50
Other expenses(2)                                          1.11        1.11        1.11        1.11        1.11
---------------------------------------------------------------------------------------------------------------
Total gross operating expenses(1)                          1.86        2.61        2.61        2.61        2.11

(1) Less: Fee waiver and/or expense reimbursement         (0.88)      (0.88)      (0.88)      (0.88)      (0.88)
---------------------------------------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or
expense reimbursement)                                     0.98%       1.73%       1.73%       1.73%       1.23%
---------------------------------------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.23% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.40% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.20%. In connection with the reduced Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

The following information supersedes and replaces the information contained under caption "The Funds - Examples of each Fund's Expenses" which appears on page 9 of the Prospectus:

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund for each period and then sell all of your shares at the end of the period, (2) your investment in each Fund has a 5% return each year, and (3) each Fund's operating expenses (including the management fee) are
(i) the Fund's net operating expenses from the date of this Supplement through January 31, 2008 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after January 31, 2008, the Fund's total gross operating expenses shown above. They do not reflect the fees and expenses paid by the Underlying ETFs. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TargETFund 2025                                                  If you do not sell your shares at the end of
                                                                 each period, your cost would be:

            1 Year    3 Years     5 Years     10 Years                      1 Year    3 Years     5 Years     10 Years
            ------    -------     -------     --------                      ------    -------     -------     --------
Class A     $  570     $  993      $1,583      $3,108            Class A    $  570     $  993      $1,583      $3,108
-----------------------------------------------------            ----------------------------------------------------
Class B        676      1,072       1,717       3,313*           Class B       176        772       1,517       3,313*
-----------------------------------------------------            ----------------------------------------------------
Class C        373        864       1,602       3,552            Class C       274        864       1,602       3,552
-----------------------------------------------------            ----------------------------------------------------
Class D        276        772       1,517       3,486            Class D       176        772       1,517       3,486
-----------------------------------------------------            ----------------------------------------------------
Class R        225        621       1,269       3,012            Class R       125        621       1,269       3,012
-----------------------------------------------------            ----------------------------------------------------

TargETFund 2015                                                  If you do not sell your shares at the end of
                                                                 each period, your cost would be:

            1 Year    3 Years     5 Years     10 Years                      1 Year    3 Years     5 Years     10 Years
            ------    -------     -------     --------                      ------    -------     -------     --------
Class A     $  570     $  983      $1,536      $3,042            Class A    $  570     $  983      $1,536      $3,042
-----------------------------------------------------            ----------------------------------------------------
Class B        676      1,061       1,690       3,248*           Class B       176        761       1,490       3,248*
-----------------------------------------------------            ----------------------------------------------------
Class C        373        853       1,575       3,488            Class C       274        853       1,575       3,488
-----------------------------------------------------            ----------------------------------------------------
Class D        276        761       1,490       3,422            Class D       176        761       1,490       3,422
-----------------------------------------------------            ----------------------------------------------------
Class R        225        610       1,241       2,944            Class R       125        610       1,241       2,944
-----------------------------------------------------            ----------------------------------------------------

TargETFund Core                                                  If you do not sell your shares at the end of
                                                                 each period, your cost would be:

             1 Year     3 Years   5 Years     10 Years                      1 Year    3 Years     5 Years     10 Years
             ------     -------   -------     --------                      ------    -------     -------     --------
Class A     $  570     $  889      $1,296      $2,431            Class A    $  570     $  889      $1,296      $2,431
-----------------------------------------------------            ----------------------------------------------------
Class B        676        965       1,447       2,644*           Class B       176        665       1,247       2,644*
-----------------------------------------------------            ----------------------------------------------------
Class C        373        758       1,335       2,901            Class C       274        758       1,335       2,901
-----------------------------------------------------            ----------------------------------------------------
Class D        276        665       1,247       2,829            Class D       176        665       1,247       2,829
-----------------------------------------------------            ----------------------------------------------------
Class R        225        512         992       2,319            Class R       125        512         992       2,319
-----------------------------------------------------            ----------------------------------------------------

* Class B shares will automatically convert to Class A shares approximately eight years after purchase.

                     Supplement, dated May 15, 2006, to the
                        Prospectus, dated October 3, 2005
                                       for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                          (collectively, the "Series")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Series' Class I Prospectus.

The following information supersedes and replaces the fees and expenses tables in respect of each Fund of the Series, which are contained under the caption "The Funds - Fees and Expenses of the Funds," beginning on page 7 of the
Prospectus:

TargETFund 2025 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
-------------------------------------------------------------------------------
Management Fees                                                            0.50%
Distribution and/or service (12b-1) fee                                    none
Other expenses(2)                                                          1.39
-------------------------------------------------------------------------------
Total gross operating expenses(1)                                          1.89

(1) Less: Fee waiver and/or expense reimbursement                         (1.28)
-------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or expense
reimbursement)                                                             0.61%
-------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period of October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.11% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.75% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.26%. In connection with the reduced Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

TargETFund 2015 Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
-------------------------------------------------------------------------------
Management Fees                                                            0.50%
Distribution and/or service (12b-1) fee                                    none
Other expenses(2)                                                          1.71
-------------------------------------------------------------------------------
Total gross operating expenses(1)                                          2.21

(1) Less: Fee waiver and/or expense reimbursement                         (1.60)
-------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or expense
reimbursement)                                                             0.61%
-------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.11% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.75% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.22%. In connection with the reduced

      Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

TargETFund Core Annual Operating Expenses (expenses that are deducted from Fund assets):

(as a percentage of average net assets)

Fees and Expenses
-------------------------------------------------------------------------------
Management Fees                                                            0.50%
Distribution and/or service (12b-1) fee                                    none
Other expenses(2)                                                          1.35
-------------------------------------------------------------------------------
Total gross operating expenses(1)                                          1.85

(1) Less: Fee waiver and/or expense reimbursement                         (1.24)
-------------------------------------------------------------------------------
Total net operating expenses (after fee waiver and/or expense
reimbursement)                                                             0.61%
-------------------------------------------------------------------------------

(2) Calculations are based on annualized expenses of the Fund for the period October 3, 2005 to March 31, 2006. Amounts shown exclude organization and offering costs of $137,021, which was paid directly by the investment manager. Effective on the date hereof through January 31, 2008, the investment manager contractually agreed to waive its management fee and/or to reimburse the Fund's expenses to the extent that the Fund's "other expenses" (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings and extraordinary expenses, including litigation expenses) exceed 0.11% per annum (the "Expense Limit") of the Fund's average daily net assets. Prior to this Supplement, the Expense Limit was 0.34% per annum. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Directors' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other expenses" do not include the expenses of the Underlying ETFs, which range from 0.10% to 0.40% per annum of such ETFs average daily net assets. At March 31, 2006, the weighted average of the expenses of the Underlying ETFs in which the Fund invests was 0.20%. In connection with the reduced Expense Limit effective as of the date of this Supplement, the investment manager has agreed to make a one-time payment to the Fund, which has the effect of decreasing the Fund's operating expenses and increasing its net asset value as of the date of this Supplement.

The following information supercedes and replaces the information contained under caption "The Funds - Examples of each Fund's Expenses" which appears on page 9 of the Prospectus:

These examples are intended to help you compare the costs of investing in each Fund with the costs of investing in other mutual funds. They assume that (1) you invest $10,000 in each Fund for each period and then sell all of your shares at the end of the period, (2) your investment in each Fund has a 5% return each year, and (3) each Fund's operating expenses (including the management fee) are
(i) the Fund's net operating expenses from date of this Supplement through January 31, 2008 (which reflect the applicable contractual expense reimbursement/fee waiver arrangement described above) and (ii) after January 31, 2008, the Fund's total gross operating expenses shown above. They do not reflect the fees and expenses paid by the Underlying ETFs. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

TargETFund 2025                                         If you do not sell your shares at the end of each
                                                        period, your cost would be:

             1 Year   3 Years   5 Years   10 Years                 1 Year     3 Years    5 Years    10 Years
             ------   -------   -------   --------                 ------     -------    -------    --------
Class I      $62      $375      $812      $2,028        Class I    $62        $375       $812       $2,028
--------------------------------------------------      ----------------------------------------------------

TargETFund 2015                                         If you do not sell your shares at the end of each
                                                        period, your cost would be:

             1 Year   3 Years   5 Years   10 Years                 1 Year     3 Years    5 Years    10 Years
             ------   -------   -------   --------                 ------     -------    -------    --------
Class I      $62      $420      $927      $2,323        Class I    $62        $420       $927       $2,323
--------------------------------------------------      ----------------------------------------------------

TargETFund Core                                         If you do not sell your shares at the end of each
                                                        period, your cost would be:

             1 Year   3 Years   5 Years   10 Years                 1 Year     3 Years    5 Years    10 Years
             ------   -------   -------   --------                 ------     -------    -------    --------
Class I      $62      $370      $797      $1,990        Class I    $62        $370       $797       $1,990
--------------------------------------------------      ----------------------------------------------------